Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit attributable to equity shareholders of the Company used in calculating basic earnings per share	¥ 106,641	¥ 117,781	¥ 114,279
Weighted average number of shares	20,475,482,897	20,475,482,897	20,475,482,897
Profit attributable to equity shareholders of the Company used in calculating diluted earnings per share	¥ 106,050	¥ 117,781	¥ 114,279
Dilution impact on weighted average number of shares	20,475,482,897	20,475,482,897	20,475,482,897